Share-based payments - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Apr. 02, 2023 shares $ / shares	Apr. 03, 2022 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (in CAD per share) | $ / shares	$ 36.58	$ 42.99
Granted to purchase shares (in CAD per share) | $ / shares	19.77	24.63
Exercised (in CAD per share) | $ / shares	1.61	0.23
Cancelled (in CAD per share) | $ / shares	28.83	40.66
Options outstanding, ending balance (in CAD per share) | $ / shares	$ 33.51	$ 36.58	$ 42.99
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares) | shares	4,055,199	2,722,690
Granted to purchase shares (in shares) | shares	1,278,211	1,580,506
Exercised (in shares) | shares	(64,058)	(60,248)	(342,148)
Cancelled (in shares) | shares	(660,575)	(187,749)
Options/RSUs/PSUs outstanding, ending balance (in shares) | shares	4,608,777	4,055,199	2,722,690